Capital stock (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of outstanding shares
For the fiscal years 2024 and 2023, the number of issued and outstanding Class A subordinate voting shares and Class B shares (multiple voting) varied as follows:

Class A subordinate voting shares			Class B shares (multiple voting)			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2022	211,302,549	1,456,275	26,445,706	36,894	237,748,255	1,493,169
Release of shares held in trusts	—	13,680	—	—	—	13,680
Purchased and held in trusts	—	(74,455)	—	—	—	(74,455)
Issued upon exercise of stock options	1,646,044	106,051	—	—	1,646,044	106,051
Purchased and cancelled	(6,234,096)	(61,265)	—	—	(6,234,096)	(61,265)
As at September 30, 2023	206,714,497	1,440,286	26,445,706	36,894	233,160,203	1,477,180
Release of shares held in trusts	—	14,078	—	—	—	14,078
Purchased and held in trusts	—	(66,847)	—	—	—	(66,847)
Issued upon exercise of stock options	1,333,876	91,800	—	—	1,333,876	91,800
Purchased and cancelled	(6,597,158)	(45,878)	—	—	(6,597,158)	(45,878)
Conversion of shares	2,322,948	3,241	(2,322,948)	(3,241)	—	—
As at September 30, 2024	203,774,163	1,436,680	24,122,758	33,653	227,896,921	1,470,333